Suppliers - factoring	12 Months Ended
Dec. 31, 2021
Suppliers - Factoring
Suppliers - factoring

19.	Suppliers - factoring

The Company has contracts that allow suppliers to receive their rights in advance from a financial institution. On December 31, 2021, the balance recorded in current liabilities from factoring operations reached R$22,733 (on December 31, 2020 there were no liabilities from this type of operation).